MoA Small Cap Equity Index Fund Annual Fund Operating Expenses - MoA Small Cap Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
MoA Small Cap Equity Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.25%

[1]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund’s expenses to the extent necessary so that the total annual fund operating expenses (other than shareholder services fees, taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, any investment-related expenses, and any extraordinary expenses) do not exceed the annual rate of 0.25% based on the Fund’s average daily net assets. This contractual obligation may not be terminated before April 30, 2027, without the consent of the Board of Directors.